UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    Radnor, PA		February 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190					FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					58

Form 13F Information Table Value Total:					9,601,836 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number					Name

01	028-04547					ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alexandria Real Estate Equitie COM              015271109    29357   425645 SH       Sole                    56504            369141
American Campus Communities    COM              024835100    32706   779462 SH       Sole                   432262            347200
Assoc. Estates Realty          COM              045604105    11466   718900 SH       Sole                   225100            493800
AvalonBay Communities Inc.     COM              053484101   515280  3945485 SH       Sole                  1952158           1993327
Boston Properties Inc.         COM              101121101   518656  5207387 SH       Sole                  2542001           2665386
Brandywine Realty Trust SBI    COM              105368203     7556   795353 SH       Sole                   795353
BRE Properties Inc.            COM              05564E106   263810  5226031 SH       Sole                  1947401           3278630
Brookfield Office Properties,  COM              112900105   134193  8580129 SH       Sole                  4137179           4442950
Camden Property Trust          COM              133131102    78966  1268730 SH       Sole                  1236782             31948
CBL and Associates Properties  COM              124830100    42678  2718332 SH       Sole                  1943832            774500
Colonial Properties Trust SBI  COM              195872106    34724  1664600 SH       Sole                   932700            731900
Commonwealth REIT              COM              203233101     1105    66400 SH       Sole                    66400
CubeSmart                      COM              229663109    31427  2953678 SH       Sole                  1609700           1343978
DDR Corp.                      COM              23317H102   132058 10851079 SH       Sole                  5305742           5545337
Digital Realty Trust Inc.      COM              253868103    26007   390090 SH       Sole                   249006            141084
Douglas Emmett Inc.            COM              25960P109    28305  1551800 SH       Sole                   613300            938500
Duke Realty Corporation        COM              264411505      457    37900 SH       Sole                    33300              4600
Entertainment Properties Trust COM              29380T105      476    10900 SH       Sole                     9600              1300
Equity Lifestyle Properties    COM              29472R108    21916   328631 SH       Sole                   123365            205266
Equity Residential             COM              29476L107   439322  7703341 SH       Sole                  3600341           4103000
Essex Property Trust Inc.      COM              297178105   243213  1730928 SH       Sole                   942228            788700
Extra Space Storage Inc.       COM              30225T102    35713  1473900 SH       Sole                  1473900
Federal Realty Investment Trus COM              313747206   203357  2240851 SH       Sole                   950903           1289948
First Potomac Realty Trust     COM              33610F109      198    15200 SH       Sole                    13200              2000
General Growth Properties      COM              370023103   259558 17280832 SH       Sole                  7973647           9307185
HCP Inc.                       COM              40414L109   327834  7912967 SH       Sole                  3664706           4248261
Health Care REIT Inc.          COM              42217K106   292257  5359565 SH       Sole                  2654354           2705211
HealthCare Realty Trust        COM              421946104     2350   126400 SH       Sole                   126400
Highwoods Properties Inc.      COM              431284108    93301  3144625 SH       Sole                   616298           2528327
Hospitality Properties Trust   COM              44106M102      414    18000 SH       Sole                    15200              2800
Host Hotels & Resorts Inc.     COM              44107P104   329455 22305665 SH       Sole                 10616017          11689648
Hudson Pacific Properties      COM              444097109    11277   796365 SH       Sole                   258150            538215
Hyatt Hotels Corp. - Cl A      COM              448579102    10819   287444 SH       Sole                   287444
Kilroy Realty Corp.            COM              49427F108    43206  1134900 SH       Sole                   625200            509700
Kimco Realty Corp.             COM              49446R109   123427  7600214 SH       Sole                  3044113           4556101
LaSalle Hotels and Properties  COM              517942108    26374  1089400 SH       Sole                   411900            677500
Liberty Property Trust         COM              531172104   373554 12096945 SH       Sole                  5685425           6411520
LTC Properties Inc.            COM              502175102      383    12400 SH       Sole                    10800              1600
Macerich Co.                   COM              554382101   525812 10391549 SH       Sole                  5069975           5321574
Mack-Cali Realty Corp.         COM              554489104     4932   184800 SH       Sole                   181400              3400
Omega Healthcare Investors     COM              681936100    35741  1847070 SH       Sole                  1847070
Pebblebrook Hotel Trust        COM              70509V100    47259  2463981 SH       Sole                  1028800           1435181
Post Properties Inc.           COM              737464107   150419  3440513 SH       Sole                  1982313           1458200
ProLogis Inc.                  COM              74340W103   487960 17067503 SH       Sole                  8948335           8119168
Public Storage                 COM              74460D109   383520  2852298 SH       Sole                  1289743           1562555
Regency Centers Corporation    COM              758849103    21910   582400 SH       Sole                   100000            482400
Senior Housing Properties Trus COM              81721M109     1165    51900 SH       Sole                    51900
Simon Property Group Inc.      COM              828806109  1153925  8949316 SH       Sole                  4124040           4825276
SL Green Realty Corp.          COM              78440X101   324063  4862883 SH       Sole                  2559707           2303176
Starwood Hotels and Resorts Wo COM              85590A401   114833  2393855 SH       Sole                   985855           1408000
Tanger Factory Outlet Centers  COM              875465106    91273  3112995 SH       Sole                  1419117           1693878
Taubman Centers Inc.           COM              876664103   228837  3684977 SH       Sole                  1733803           1951174
UDR Inc.                       COM              902653104   390232 15547111 SH       Sole                  7160923           8386188
Ventas Inc.                    COM              92276F100   439266  7967823 SH       Sole                  3051059           4916764
Vornado Realty Trust           COM              929042109   467679  6084815 SH       Sole                  2528383           3556432
Washington REIT                COM              939653101     1685    61600 SH       Sole                    61600
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     1946    85900 SH       Sole                    85900
Gafisa SA - ADR                SPONS ADR        362607301     2224   483578 SH       Sole                   275614            207964